Taxes on Income - Schedule of Reconciliation Effective Income Tax Rate (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Schedule of Reconciliation Effective Income Tax Rate [Abstract]
Income before taxes	$ 3,498	$ 1,300	$ 2,009
Income before taxes, percent	100.00%
Israel Statutory Tax rate	$ 805
Israel Statutory Tax rate, percent	23.00%
Change in Valuation allowance	$ (930)
Change in Valuation allowance, percent	(27.00%)
Previous years' taxes	$ 21
Previous years' taxes, percent	1.00%
Other	$ (9)
Other, percentage	(1.00%)
Income tax expense	$ (113)	$ (1,000)	$ 4
Effective income tax rate, percent	(3.00%)